Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2014	Apr. 17, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	IZEA, INC.
Entity Central Index Key	0001495231
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		57,697,666
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 22,425,149